FAIR VALUE MEASUREMENT (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair value measurement
Impairment loss of Intangible assets	$ 494
Goodwill. | Weland
Fair value measurement
Period used to forecast earnings	5 years
Beijing Weland International Education and Technology Corp.,
Fair value measurement
Impairment loss of Intangible assets	494
Beijing Weland International Education and Technology Corp., | Trademark
Fair value measurement
Impairment loss of Intangible assets	359
Beijing Weland International Education and Technology Corp., | Non-Compete Agreement
Fair value measurement
Impairment loss of Intangible assets	$ 135